Debt (Details) (USD $)	3 Months Ended											3 Months Ended	12 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended					3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Mar. 31, 2012 Total Debt Less Current Maturities [Member]	Dec. 31, 2011 Total Debt Less Current Maturities [Member]	Mar. 31, 2012 Less Current Maturities [Member]		Dec. 31, 2011 Less Current Maturities [Member]		Mar. 31, 2012 Debt Instruments Unamortized Discount Premium Net [Member]	Dec. 31, 2011 Debt Instruments Unamortized Discount Premium Net [Member]	Mar. 31, 2012 Credit Facility [Member]	Dec. 31, 2011 Credit Facility [Member]	Mar. 31, 2012 Credit Facility [Member] Line of Credit [Member]		Dec. 31, 2011 Credit Facility [Member] Line of Credit [Member]		Mar. 31, 2012 Senior Notes Due 2017 [Member]	Mar. 31, 2012 Senior Notes Due 2017 [Member] Subordinated Debt [Member]		Dec. 31, 2011 Senior Notes Due 2017 [Member] Subordinated Debt [Member]		Mar. 31, 2012 Senior Notes Due 2018 [Member]	Mar. 31, 2012 Senior Notes Due 2018 [Member] Subordinated Debt [Member]		Dec. 31, 2011 Senior Notes Due 2018 [Member] Subordinated Debt [Member]		Mar. 31, 2012 Senior Notes Due 2020 [Member]	Mar. 31, 2012 Senior Notes Due 2020 [Member] Subordinated Debt [Member]		Dec. 31, 2011 Senior Notes Due 2020 [Member] Subordinated Debt [Member]		Mar. 31, 2012 SeniorNotesDue2021Member [Member]	Mar. 31, 2012 SeniorNotesDue2021Member [Member] Subordinated Debt [Member]		Dec. 31, 2011 SeniorNotesDue2021Member [Member] Subordinated Debt [Member]		Jun. 30, 2011 Senior Notes Due May 2019 [Member]	Mar. 31, 2012 Senior Notes Due May 2019 [Member] Subordinated Debt [Member]		Dec. 31, 2011 Senior Notes Due May 2019 [Member] Subordinated Debt [Member]		Mar. 31, 2012 Senior Notes Due November 2019 [Member]	Mar. 31, 2012 Senior Notes Due November 2019 [Member] Subordinated Debt [Member]		Dec. 31, 2011 Senior Notes Due November 2019 [Member] Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 4,930,000,000		$ 3,994,000,000	$ 4,980,000,000	$ 4,045,000,000	$ 0		$ 0		$ (50,000,000)	$ (51,000,000)			$ 75,000,000		$ 940,000,000			$ 41,000,000		$ 41,000,000			$ 14,000,000		$ 14,000,000			$ 1,300,000,000		$ 1,300,000,000			$ 1,000,000,000		$ 1,000,000,000			$ 750,000,000		$ 750,000,000			$ 1,800,000,000		$ 0
Debt Instrument, Fair Value				5,043,000,000	4,186,000,000	0	[1]	0	[1]					75,000,000	[1]	940,000,000	[1]		46,000,000	[1]	46,000,000	[1]		16,000,000	[1]	16,000,000	[1]		1,401,000,000	[1]	1,406,000,000	[1]		1,034,000,000	[1]	1,036,000,000	[1]		732,000,000	[1]	742,000,000	[1]		1,739,000,000	[1]	0	[1]
Debt Instrument, Interest Rate at Period End (in hundredths)														2.00%	[2]	2.57%	[2]		12.73%	[2]	12.73%	[2]		10.25%	[2]	10.25%	[2]		9.00%	[2]	9.00%	[2]		8.00%	[2]	8.00%	[2]		6.62%	[2]	6.62%	[2]		6.25%	[2]	0.00%	[2]
Line of Credit Facility, Maximum Borrowing Capacity												2,000,000,000	1,500,000,000
Line of Credit Facility, redetermined borrowing base												2,600,000,000	3,000,000,000
Line Of Credit Facility Financing Fees And Expense Incurred												2,000,000
Line of Credit Facility, Remaining Borrowing Capacity												1,900,000,000
Outstanding letters of credit that reduce the credit facility availability												4,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)												80.00%
Line of credit facility, unused capacity commitment fee percentage												0.50%
Line of Credit Facility, Interest Rate Description												At the Company's election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate ("LIBOR") plus an applicable margin between 1.75% and 2.75% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate ("ABR") plus an applicable margin between 0.75% and 1.75% per annum (depending on the then-current level of borrowings under the Credit Facility).
Debt Instrument, Issuance Date																																						May 13, 2011					March 2, 2012
Debt Instrument, Face Amount																		250,000,000					256,000,000					1,300,000,000					1,000,000,000					750,000,000					1,800,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)																		11.75%					9.875%					8.625%					7.75%					6.50%					6.25%
Debt Instrument, Maturity Date												Apr. 06, 2016						May 15, 2017					Jun. 01, 2018					Apr. 15, 2020					Feb. 01, 2021					May 15, 2019					Nov. 01, 2019
Issue price of debt instruments as percentage of face amount (in hundredths)																																											99.989%
Net proceeds received																																											1,770,000,000
Financing fees and expenses incurred related to the issuance of long-term debt																																											29,000,000
Debt Instrument, Discount																																											198,000
Maximum Percentage Of November 2019 Senior Notes Redeemable On Before 2015																																											35.00%
Redemption Price Percentage For Redemption On Before 2015																																											106.25%
Redemption Price Percentage For Redemption After November 2015																																											103.125%
Redemption Price Percentage Of Senior Notes If Change Of Control																																											101.00%
Loss on extinguishment of debt	$ 0	$ 84,562,000

[1]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.
[2]	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.